Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
New Jersey (91.9%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	150
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	166
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	205
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	218
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	241
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	227
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	179
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	183
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	187
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	155
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,115
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	263
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	803
[2]	Atlantic City NJ GO	5.000%	3/1/37	920	964
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,058
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	424
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	127
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	129
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	131
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	186
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	271
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	220
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	306
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	387
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	273
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	694
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	338
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	288
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	492
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,079
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,503
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,736
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,215
	Atlantic County NJ GO	2.000%	6/1/35	1,160	903
	Atlantic County NJ GO	2.000%	6/1/38	785	559
	Atlantic County NJ GO	2.000%	6/1/39	1,310	915
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,369
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,348
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,330
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,066
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	623
	Burlington NJ GO	3.000%	5/1/33	1,745	1,666
	Burlington NJ GO	3.000%	5/1/34	1,790	1,675
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,390
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	3,075	3,197
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,808
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,347
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	12,641
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,513
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,531
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	3,839
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,108
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,520
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,015
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,661
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,358
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	610	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	554
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	536
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	709
	Camden County NJ GO	3.000%	3/1/33	550	528
	Cape May NJ GO	2.375%	10/1/32	3,815	3,300
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,059
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,573
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	3,031
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,539
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,485
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	120
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,076
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	6,930	7,022
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,451
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,223
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	752
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,122
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	5,105	4,654
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	368
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	539
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	429
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	617
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	625
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	896
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	685
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	360
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	350
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,291
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	466
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	821
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	162
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	496
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,406
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/50	2,750	2,255
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	918
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	3,184
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	791
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	745
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	189
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	194
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	274
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	270
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	295
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	605
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	618
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	642
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	664
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	991
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,466
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	3,900	3,537
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,844
	Essex County NJ GO	2.000%	9/1/33	1,905	1,607
	Essex County NJ GO	3.000%	8/15/34	1,495	1,456
	Essex County NJ GO	3.000%	8/15/35	1,600	1,519
	Essex County NJ GO	3.000%	8/15/36	1,880	1,744
	Essex County NJ GO	2.000%	9/1/36	1,250	946
	Essex County NJ GO	2.000%	9/1/37	2,035	1,488
	Essex County NJ GO	4.000%	9/1/42	1,340	1,341
	Essex County NJ GO	2.000%	9/1/47	3,900	2,270
	Essex County NJ GO	4.000%	9/1/47	1,440	1,414
	Essex County NJ GO	4.000%	9/1/48	860	842
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,129
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,102
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,254
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,840
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,521
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,408
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,045
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,863
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	306
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,258
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	389
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,095
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,728
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,316
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	632
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	240	233
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	966
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	951
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,375
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,270
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	733
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	644
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	576
[2]	Harrison NJ GO	4.000%	3/1/38	330	325
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,141
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,133
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,487
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,756
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,434
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,467
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,871
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,823
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,781
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,739
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,704
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,662
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	4,500	4,145
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	16,320	14,750
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,418
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,338
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,439
	Hudson County NJ GO	2.000%	11/15/35	1,000	782
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,476
	Hudson County NJ GO	2.125%	11/15/37	1,000	745
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,118
	Hudson County NJ GO	2.375%	11/15/39	1,000	734
	Hudson County NJ GO	2.375%	11/15/40	1,000	720
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	2.460%	3/1/23	4,210	4,210
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	2.580%	3/1/23	6,800	6,800
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	15,000	15,006
	Jersey City NJ GO	5.000%	11/1/31	510	557
	Jersey City NJ GO	5.000%	11/1/33	415	452
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,046
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,186
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,072
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,556
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	1,000	1,056
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,643
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,634
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,697
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,239
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,681
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,715
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,554
	Mercer County Township of Lawrence NJ GO	3.000%	6/9/23	7,148	7,133
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	2,838
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,845
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	5.000%	7/15/34	580	656
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,245
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	996
	Monroe Township Board of Education/Middlesex County GO, Prere.	5.000%	3/1/25	3,000	3,112
	Monroe Township NJ GO	5.000%	1/15/29	425	475
	Monroe Township NJ GO	5.000%	1/15/30	440	500
	Monroe Township NJ GO	5.000%	1/15/31	450	511
	Monroe Township NJ GO	5.000%	1/15/32	450	510
	Monroe Township NJ GO	5.000%	1/15/33	460	521
	Montgomery Township NJ GO	4.000%	8/1/40	1,050	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,070
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	625
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	884
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,117
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,541
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,685	3,832
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,576
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/25	9,000	9,409
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/25	9,450	9,879
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	12/15/26	5,060	5,422
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,207
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,474
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	12/15/28	6,790	7,607
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,053
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	110
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	111
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,548
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,524
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	7,582
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,840
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	2,811
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,402
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	687
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,515
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,344
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/39	2,125	2,217
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	4,000	4,023
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,650	2,465
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	7,160	6,516
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,665
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,494
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,285	2,068
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	200	200
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,197
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,236
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	480
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	465
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,614
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,282
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,724
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,964
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/27	1,340	1,401
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,225	1,170
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	342
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/15/37	30	28
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	352
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,465	2,480
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,053
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	657
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	690
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,195
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	8,847
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,919
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,121
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	134
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,286
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	1,040	1,044
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,301

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	263
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,553
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,695	3,899
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	8,455	9,188
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	3,000	3,260
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	1,800	1,956
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	379
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	4,400	4,309
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,061
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	3,250	3,137
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/40	4,630	4,809
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	5,000	4,649
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,118
New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	3,770	3,897
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	644
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,126
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,605	5,722
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	957
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,070
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,749
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	88
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,139
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,000
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,954
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,322
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,093
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,598
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,735
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,202
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,482
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	131
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,011
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	471
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	368
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	985
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,126
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	314
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	247
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	517
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	595
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,159
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	508
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,202
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,766
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,497
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,265
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,095
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,991
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,286
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,416
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,003
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,335
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	395
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,682
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,455
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,279
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	443
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	99
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,569
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,991
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,003
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,671
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	875
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,540
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	598
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,545
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,183
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	903
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,813
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	765
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,371
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,283
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,740
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,148
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,368
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	973
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,061
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,405
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	591
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,089
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,253
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,369
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	969
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,330
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,254
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,003
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	816
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	394
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	704
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,112
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	10,220	10,409
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	369
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,278
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	777
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,476
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,062
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,503
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,180
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,603
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,012
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	204
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	184
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	298
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	440
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	310
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	282
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	309
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	336
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	211
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	376
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	732
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	295
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	658
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	229
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,006
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,515
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey GO	5.000%	6/1/24	5,000	5,108
	New Jersey GO	5.000%	6/1/25	5,000	5,204
	New Jersey GO	5.000%	6/1/26	5,000	5,313
	New Jersey GO	5.000%	6/1/27	5,000	5,419
	New Jersey GO	5.000%	6/1/28	5,000	5,525
	New Jersey GO	5.000%	6/1/29	2,000	2,252
	New Jersey GO	4.000%	6/1/30	3,000	3,208
	New Jersey GO	4.000%	6/1/31	10,000	10,795
	New Jersey GO	2.000%	6/1/32	3,400	2,897
	New Jersey GO	3.000%	6/1/32	11,150	10,458
	New Jersey GO	2.000%	6/1/33	1,500	1,250
	New Jersey GO	2.000%	6/1/34	2,500	2,025
	New Jersey GO	2.250%	6/1/34	2,785	2,350
	New Jersey GO	2.000%	6/1/35	1,500	1,176
	New Jersey GO	2.000%	6/1/36	1,500	1,134
	New Jersey GO	2.000%	6/1/37	1,500	1,100
[3,6]	New Jersey GO TOB VRDO	3.590%	3/2/23	3,750	3,750
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,780
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,875
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,336
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	193
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,605
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,374
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,133
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,703
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,903
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	508
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,234
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	321
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,637
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,581
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,712
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,189
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,392
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,562

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,625
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,026
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,540
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,426
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,270	2,143
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,839
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,216
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,229
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,315
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	987
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,021
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	749
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,230
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,370
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,614
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,485
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,684
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	995
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,008
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,458
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,356
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,726
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	943
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	6,390
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,355
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,630
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	854
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,699
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,395	7,235
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,382
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,643
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	3,968
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,109
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,189
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	10,000	9,588
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	969
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,775	11,052
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,042
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,272
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	13,000	13,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,350	8,773
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,641
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	2,790	2,118
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	3,679
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,000	13,734
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	18,965	14,943
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,376
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	7,210	5,207
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	9,447
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	20,710	18,845
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,116
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	6,435
[3,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.710%	3/1/23	2,660	2,660
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	3/1/23	800	800
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/1/23	4,750	4,750
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	3/2/23	3,000	3,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	3/7/23	13,700	13,700
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	69
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	8/15/23	5,800	5,833
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	540	544
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	716
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	818
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,652
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,447
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,143
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	850
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,060
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	3,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,911
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,062
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,455
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	3,000	2,969
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,426
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,512
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	820	605
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,530
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	726
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	6,000	5,856
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	820	597
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	677
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	889
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	1,955	1,371
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,565	3,458
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	696
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	623
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	745
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,003
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	638
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	16,000	16,184
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	651
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	18,170	17,807
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	664
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	1,960	1,324
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,080	2,946
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	13,000	13,508
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	448
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	627
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	647
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,073
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,517
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,426
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,837
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,031
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	920
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,030
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	366
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,759
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,154
New Jersey Rutgers State University College & University Revenue VRDO	2.610%	3/1/23	49,910	49,910
New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	14,333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,941
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	147
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,339
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,920
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,786
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	614
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	284
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	3,954
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	11,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,449
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,663
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,910	3,152
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	6,833
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,317
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	177
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,471
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,780
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,540	889
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,690	2,672
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,068
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,124
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	974
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,065
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	3,983
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,473
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	3,620	3,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,723
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,820
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	2,435	2,579
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	5,565	5,757
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,000	2,147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,708
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,636
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,620
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,782
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	8,600	8,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	1,315	1,232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	2,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,500	7,821
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	13,170	11,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	3,000	3,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	10,195	9,231
[3,6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.460%	3/2/23	2,625	2,625
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,083
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,078
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,071
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	999
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	1,998
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,588
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,923
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	834
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	9,715	9,038
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,670	5,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	6,000	6,204
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	6,640	5,383
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,281
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,140
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,990	6,325
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,400	5,526
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,975	2,034
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,250	1,505
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,577
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,211
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	4,758
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	1,824
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	94
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	730
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/32	1,825	1,247
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	87
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,853
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	150
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,392
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,364
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,126
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,034
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	655
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,162
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,499
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	2,000	2,104
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,750	14,327
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,185	2,113
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,002
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	983
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	3,000	3,029
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,200
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,000	16,834
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,521
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.460%	3/2/23	21,900	21,900
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.480%	3/2/23	3,040	3,040
[2]	Newark Board of Education GO	5.000%	7/15/31	500	565
[2]	Newark Board of Education GO	5.000%	7/15/32	500	564
[2]	Newark Board of Education GO	5.000%	7/15/33	520	585
[2]	Newark Board of Education GO	4.000%	7/15/35	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Newark Board of Education GO	4.000%	7/15/36	475	466
[2]	Newark Board of Education GO	4.000%	7/15/37	450	438
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,122
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,255
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,387
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	1,829
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	1,749
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,706
	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,633
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,269
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,505
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	881
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	396
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,559
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,703
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,142
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,248
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,238
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,128
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,183
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,106
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,635
[10]	Passaic County Improvement Authority Charter School Aid Revenue	4.250%	7/1/33	620	625
[10]	Passaic County Improvement Authority Charter School Aid Revenue	5.250%	7/1/43	670	677
[10]	Passaic County Improvement Authority Charter School Aid Revenue	5.375%	7/1/53	1,000	1,004
[10]	Passaic County Improvement Authority Charter School Aid Revenue	5.500%	7/1/58	1,000	1,006
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	751
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	117
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	132
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	604
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,089
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Passaic County NJ GO	3.000%	5/1/32	540	530
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,771
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,172
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,325
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,677
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	823
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	413
	Pennsauken Township School District GO	4.000%	7/15/38	1,035	1,037
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	771
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	682
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	865
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,103
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,079
[2]	Salem County NJ GO	3.000%	6/15/33	270	258
	Salem County NJ GO	2.000%	6/15/36	1,680	1,249
	Salem County NJ GO	2.000%	6/15/37	1,835	1,321
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,972
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,956
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,482
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	214
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,221
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	540
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	458
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	539
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	538
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	760
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	537
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	536
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	9,620	9,594
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,025
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	1,927
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,750	1,788
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,374
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,785
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	1,917
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,643
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,536
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	9,976
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	2,887
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,439
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,832
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	848
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	741
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,044
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,026
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,205
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	910
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,699
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,469
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,481
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,612
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,650
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	4,026
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,055
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,938
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	3,990
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,086
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,098
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,077
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,184
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	12,080	12,316
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	14,260	14,099
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	185	191
	Toms River Board of Education GO	3.000%	7/15/33	2,000	1,866
	Toms River Township NJ GO	4.000%	6/1/38	1,190	1,183
	Union City NJ GO	5.000%	11/1/23	1,060	1,069
	Union County NJ GO	4.000%	3/1/32	3,000	3,219
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	855
	West Deptford Township NJ GO	3.000%	2/15/32	640	629

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,618
				2,087,427
Delaware (0.5%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	198
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	927
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	196
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	403
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	897
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	194
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	343
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	887
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	393
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	191
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	870
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	187
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,291
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	996
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	164
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	690
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	185
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	440
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	200
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	725
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	184
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	946
				12,507
Guam (0.3%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,022
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	192
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	500	444
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,157
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,382
				6,197
New York (3.3%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	925	982
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,992
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,783
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,059
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	3,927
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	976
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,059
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	908
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,343
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,952
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	11,395	10,613
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,087
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,373
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,186
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,655
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	4,645
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,256
					74,766
Pennsylvania (2.5%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,676
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,444
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	151
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,694
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,083
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	150
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	194
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,422
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	170
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	2,683
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	164
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	233
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	183
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	12,468
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,673
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,925
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,202
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,083
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,206
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,529
					57,092
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	501	502
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	306	287
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,173	3,219
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,761	1,817
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,482	2,586
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,148	3,308
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	373
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	744	665
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	252
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	67
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	830	841
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	500
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	272	170
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	332	313
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,459	1,194
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,367	1,012
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	86
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,366	5,769
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,250	1,157
					24,368
Total Tax-Exempt Municipal Bonds (Cost $2,386,854)					2,262,357
Total Investments (99.6%) (Cost $2,386,854)					2,262,357
Other Assets and Liabilities—Net (0.4%)					8,407
Net Assets (100%)					2,270,764
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $47,000,000, representing 2.1% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $293,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	118	24,040	(39)
Ultra Long U.S. Treasury Bond	June 2023	12	1,621	9
				(30)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,262,357	—	2,262,357
Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Liabilities
Futures Contracts[1]	39	—	—	39
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.